Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments - Credit Risk [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	$ 62,869,327	$ 59,129,994
Deposits In Banks [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	2,137,891	2,693,342
Cash Items In Process Of Collection [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	452,963	355,062
Financial derivative contracts [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	9,032,085	8,148,608
Financial Assets Held For Trading [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	133,718	270,204
Loans And Account Receivable At Amortised Cost / Loans And Account Receivable At FVOCI [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	33,372,431	31,841,485
Debt Instrument At Fair Value Through Other Comprehensive Income [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	7,162,542	4,010,272
Letters Of Credit Issued [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	165,119	140,572
Foreign Letters Of Credit Confirmed [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	82,779	70,192
Performance guarantees [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	1,090,643	1,929,894
Available Credit Lines [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	8,391,414	8,732,422
Personal guarantees [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	441,508	451,950
Other Irrevocable Credit Commitments [Member]
Risk Management (Details) - Schedule of financial assets and off-balance sheet commitments [Line Items]
Total	$ 406,234	$ 485,991